Share-Based Compensation (Summary Of Plan Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Share-Based Compensation [Abstract]
Number of units outstanding, Total	2,129,221	[1]	2,923,582		3,534,414		2,375,958
Granted, Units					1,368,018
Exercised, Units	(696,067)	[2]	(525,017)	[3]	(27,214)	[4]
Forfeited, Units	(98,294)	[3]	(85,815)		(182,348)
Exercisable, Units	900,608
Outstanding, Weighted-average base value	$ 6.22	[5]	$ 5.82	[5]	$ 5.54		$ 5.39
Granted, Weighted-average base value					$ 5.88
Exercised, Weighted-average base value	$ 4.61	[2]	$ 5.19	[3]	$ 4.27	[4]
Forfeited, Weighted-average base value	$ 5.62	[3]	$ 5.02		$ 6.29
Exercisable, Weighted-average base value	$ 6.53
Outstanding, Weighted-average fair value	$ 5.79		$ 14.44		$ 10.94
Exercisable, Weighted-average fair value	$ 5.52
Cash used to settle exercised CAD awards	$ 5,811		$ 9,841		$ 97
Current payable related to exercises	$ 907

[1]	As adjusted as a result of the stock split discussed in Note 22.
[2]	The total amount paid for these exercises was $5,811. At December 31, 2012 the Company maintains a current payable of $907 related to these exercises that is disclosed within "accrued payroll and other liabilities" in the Company's balance sheet.
[3]	The total amount paid for these exercises was $9,841
[4]	The total amount paid for these exercises was $97.
[5]	As adjusted as a result of the stock split discussed in Note 22.